SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Tables)	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
Significant Accounting Policies [Line Items]
Schedule of reconciliation of cash and cash equivalents and restricted cash

The following table provides a reconciliation of Cash and cash equivalents and Restricted cash reported within the consolidated balance sheets that sum to the total of the amounts shown in the consolidated statements of cash flows:

	September 30,	December 31,	September 30,	December 31,
	2019	2018	2018	2017
Cash and cash equivalents	$75,559	$83,054	$67,270	$91,041
Restricted cash	5,544	5,104	5,000	5,000
Total Cash and cash equivalents, and Restricted cash shown in the Condensed Consolidated Statements of Cash Flows	$81,103	$88,158	$72,270	$96,041